Note 25 - Commitments and Contingencies - Commitments (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total lease liabilities	$ 3,088,524	$ 18,525	$ 21,243
Not later than one year [member]
Statement Line Items [Line Items]
Total lease liabilities	1,463,615
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total lease liabilities	1,200,713
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	322,590
Later than five years [member]
Statement Line Items [Line Items]
Total lease liabilities	$ 101,606